Significant accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies
Profits attributable to Himax Technologies, Inc. stockholders		$ (13,614)	$ 8,569	$ 27,680
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding		345,101	345,020	344,849
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ (0.04)	$ 0.02	$ 0.08
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ (0.08)	$ 0.05	$ 0.16

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017, 2018 and 2019 is 172,425 thousand, 172,510 thousand and 172,550 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017, 2018 and 2019 is 172,452 thousand, 172,534 thousand and 172,550 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.